Significant Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Sales of products to related party	$ 173,400	$ 96,500	$ 8,800	$ 465,000	$ 289,000
Borrowing from related party	8,000
Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party	103,200	92,500		421,200	237,100
Hanwha Corporation
Related Party Transaction [Line Items]
Sales of products to related party	80,600	65,900		340,800	30,600
Interest paid to related party				3,500	4,000
Hanwha Corporation | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party	97,000	63,000		310,800	165,300
Hanwha Corporation | Property Plant And Equipment
Related Party Transaction [Line Items]
Purchase from related party	3,900
Hanwha SolarOne
Related Party Transaction [Line Items]
Sales of products to related party	3,800	4,100	200	9,100	15,600
Hanwha SolarOne | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party	2,100	20,800		84,100	66,600
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Sales of products to related party					3,600
Borrowing from related party					3,200
Hanwha Europe GmbH | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party		7,500		14,300	4,600
Hanwha Advanced Materials Group | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party	2,900			5,500
Hanwha Q CELLS Japan Co., Ltd.
Related Party Transaction [Line Items]
Sales of products to related party			8,500	56,700	218,600
Hanwha Q CELLS Japan Co., Ltd. | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party				2,100
Hancomm, Inc. | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party		300		400
Other Related Parties
Related Party Transaction [Line Items]
Sales of products to related party				300
Other Related Parties | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party		200		4,000	600
Hanwha International LLC
Related Party Transaction [Line Items]
Sales of products to related party				55,600	8,800
Hanwha Q CELLS USA
Related Party Transaction [Line Items]
Sales of products to related party				2,500	4,300
Interest received from related party				$ 300	100
Hanwha Q CELLS Korea Corp.
Related Party Transaction [Line Items]
Sales of products to related party					$ 7,500
Q-Cells North America
Related Party Transaction [Line Items]
Sales of products to related party			$ 100
Hanwha Chemical Trading (Shanghai) Co., Ltd | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party	1,200
Q.Cells Japan
Related Party Transaction [Line Items]
Sales of products to related party	14,900	23,300
Q.Cells Japan | Purchase of raw materials
Related Party Transaction [Line Items]
Purchase from related party		700
Hanwha International LLC.
Related Party Transaction [Line Items]
Sales of products to related party	37,400	3,100
Q.Cells Korea
Related Party Transaction [Line Items]
Sales of products to related party	21,000	$ 100
Q.Cells USA
Related Party Transaction [Line Items]
Sales of products to related party	15,700
Interest received from related party	100
Hehua Hanwha
Related Party Transaction [Line Items]
Borrowing from related party	$ 8,030